UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21745

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund (ETW)

Semiannual Report

June 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund currently distributes monthly cash distributions equal to $0.0973 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2015

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

Table of Contents

Performance	2

Fund Profile	3

Fund Snapshot	4

Endnotes and Additional Disclosures	5

Financial Statements	6

Annual Meeting of Shareholders	24

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Performance1

Portfolio Managers Michael A. Allison, CFA and Thomas C. Seto

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	09/30/2005	5.44%	2.23%	12.28%	6.76%
Fund at Market Price	—	12.54	1.98	11.96	6.28
S&P 500 Index	—	1.23%	7.42%	17.33%	7.71%
FTSE Eurotop 100 Index	—	3.14	–8.31	9.62	4.32
CBOE S&P 500 BuyWrite Index	—	3.67	3.64	9.98	4.61
CBOE NASDAQ–100 BuyWrite Index	—	1.90	2.02	8.95	3.37

% Premium/Discount to NAV[2]
					–4.29%

Distributions[3]
Total Distributions per share for the period					$0.584
Distribution Rate at NAV					9.46%
Distribution Rate at Market Price					9.89%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Fund Profile

Sector Allocation (% of total investments)4

Country Allocation (% of total investments)4

Top 10 Holdings (% of total investments)4

Apple, Inc.	4.9%
Microsoft Corp.	2.6
Nestle SA	1.8
Novartis AG	1.6
Roche Holding AG PC	1.6
Amazon.com, Inc.	1.6
Gilead Sciences, Inc.	1.5
Fast Retailing Co., Ltd.	1.4
Comcast Corp., Class A	1.3
Google, Inc., Class C	1.3
Total	19.6%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Fund Snapshot

Objective	The primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

Strategy	The Fund invests in a diversified portfolio of common stocks and writes call options on one or more U.S. and foreign indices on a substantial portion of the value of its common stock portfolio to generate current earnings from the option premium. The Fund evaluates returns on an after tax basis and seeks to minimize and defer federal income taxes incurred by shareholders in connection with their investment in the Fund.

Options Strategy	Write Index Covered Calls
Equity Benchmarks[1]	S&P 500 Index FTSE Eurotop 100 Index

Morningstar Category	World Stock

Distribution Frequency	Monthly

Common Stock Portfolio

Positions Held	438

% US / Non-US	55.0/45.0

Average Market Cap	$132.8 Billion

Call Options Written

% of Stock Portfolio	90%

Average Days to Expiration	15 days

% Out of the Money	2.1%

The following terms as used in the Fund snapshot:

Average Market Cap: An indicator of the size of the companies in which the Fund invests and is the sum of each security’s weight in the portfolio multiplied by its market cap. Market Cap is determined by multiplying the price of a share of a company’s common stock by the number of shares outstanding.

Call Option: For an index call option, the buyer has the right to receive from the seller (or writer) a cash payment at the option expiration date equal to any positive difference between the value of the index at contract expiration and the exercise price. The buyer of a call option makes a cash payment (premium) to the seller (writer) of the option upon entering into the option contract.

Covered Call Strategy: A strategy of owning a portfolio of common stocks and writing call options on all or a portion of such stocks to generate current earnings from option premium.

Out of the Money: For a call option on an index, the extent to which the exercise price of the option exceeds the current price of the value of the index.

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Endnotes and Additional Disclosures

[1]	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. CBOE NASDAQ-100 BuyWrite Index measures the performance of a theoretical portfolio that owns stocks included in the NASDAQ-100 Index and writes (sells) NASDAQ-100 Index covered call options. FTSE Eurotop 100 Index is a tradable index designed to represent the performance of the 100 most highly capitalized blue-chip companies in Europe. The return for the FTSE Eurotop 100 Index is calculated in U.S. dollars. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[2]	The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[3]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
[4]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund snapshot and profile subject to change due to active management.

Important Notice to Shareholders

Effective June 30, 2015, the Fund is managed by Michael A. Allison, CFA and Thomas C. Seto.

5

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value

Aerospace & Defense — 1.7%
Airbus Group SE	56,122	$3,655,635
General Dynamics Corp.	6,866	972,844
Honeywell International, Inc.	54,798	5,587,752
L-3 Communications Holdings, Inc.	5,966	676,425
Northrop Grumman Corp.	13,028	2,066,632
Raytheon Co.	43,521	4,164,089
Rolls-Royce Holdings PLC(1)	272,487	3,721,965
Textron, Inc.	30,061	1,341,622

		$22,186,964

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	15,731	$981,457
Deutsche Post AG	61,060	1,784,129
Expeditors International of Washington, Inc.	33,631	1,550,557
United Parcel Service, Inc., Class B	2,894	280,458

		$4,596,601

Airlines — 0.1%
Delta Air Lines, Inc.	28,000	$1,150,240
International Consolidated Airlines Group SA(1)	65,562	509,489

		$1,659,729

Auto Components — 0.9%
Aisin Seiki Co., Ltd.	10,200	$433,696
Compagnie Generale des Etablissements Michelin, Class B	26,277	2,764,965
Dana Holding Corp.	46,794	963,020
Denso Corp.	60,300	3,000,111
Johnson Controls, Inc.	55,056	2,726,924
Toyoda Gosei Co., Ltd.	12,800	308,535
Toyota Industries Corp.	6,400	364,457
Yokohama Rubber Co., Ltd. (The)	75,500	1,514,955

		$12,076,663

Automobiles — 1.4%
Daimler AG	132,059	$12,029,993
Ford Motor Co.	47,101	706,986
Honda Motor Co., Ltd.	66,900	2,162,197
Isuzu Motors, Ltd.	99,500	1,305,396
Mazda Motor Corp.	49,000	958,870
Toyota Motor Corp.	21,500	1,438,721

		$18,602,163

Security	Shares	Value

Banks — 6.3%
Banco Bilbao Vizcaya Argentaria SA	1,093,541	$10,775,700
Banco Santander SA	526,565	3,703,864
Bank of America Corp.	125,000	2,127,500
Barclays PLC	1,076,485	4,412,133
BB&T Corp.	22,204	895,043
BNP Paribas SA	92,220	5,596,161
Citigroup, Inc.	12,000	662,880
Credit Agricole SA	243,088	3,629,291
Danske Bank A/S	77,886	2,289,613
Fifth Third Bancorp	112,006	2,331,965
First Horizon National Corp.	39,470	618,495
Hiroshima Bank, Ltd. (The)	87,000	519,498
HSBC Holdings PLC	499,100	4,469,145
Huntington Bancshares, Inc.	307,053	3,472,769
Intesa Sanpaolo SpA	1,046,540	3,800,492
JPMorgan Chase & Co.	63,787	4,322,207
KBC Groep NV(1)	22,722	1,523,240
KeyCorp	238,919	3,588,563
Lloyds Banking Group PLC(1)	1,918,446	2,574,934
Mizuho Financial Group, Inc.	155,441	336,333
PNC Financial Services Group, Inc. (The)	41,011	3,922,702
Shinsei Bank, Ltd.	336,000	677,128
Societe Generale	75,000	3,519,283
Standard Chartered PLC	301,123	4,822,303
Sumitomo Mitsui Financial Group, Inc.	3,508	156,173
SunTrust Banks, Inc.	19,446	836,567
U.S. Bancorp	20,850	904,890
UniCredit SpA	426,003	2,863,111
Wells Fargo & Co.	51,808	2,913,682
Zions Bancorporation	14,099	447,432

		$82,713,097

Beverages — 1.6%
Coca-Cola Co. (The)	100,476	$3,941,674
Constellation Brands, Inc., Class A(1)	33,994	3,943,984
Heineken Holding NV	24,773	1,736,326
Heineken NV	8,449	642,355
Kirin Holdings Co., Ltd.	59,000	812,675
PepsiCo, Inc.	75,676	7,063,598
Pernod-Ricard SA	15,528	1,795,074
Takara Holdings, Inc.	84,000	657,340

		$20,593,026

Biotechnology — 3.7%
Amgen, Inc.	86,623	$13,298,363
BioMarin Pharmaceutical, Inc.(1)	19,589	2,679,383

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Biotechnology (continued)
Celgene Corp.(1)	108,074	$12,507,944
Gilead Sciences, Inc.	172,370	20,181,080

		$48,666,770

Building Products — 0.3%
Daikin Industries, Ltd.	63,100	$4,536,157

		$4,536,157

Capital Markets — 1.4%
Affiliated Managers Group, Inc.(1)	4,285	$936,701
Deutsche Bank AG	138,432	4,162,190
Franklin Resources, Inc.	27,848	1,365,387
GAM Holding AG	58,376	1,226,388
Julius Baer Group, Ltd.	76,144	4,272,741
Lazard, Ltd., Class A	36,066	2,028,352
Morgan Stanley	65,092	2,524,919
State Street Corp.	25,132	1,935,164

		$18,451,842

Chemicals — 2.4%
Air Products and Chemicals, Inc.	32,423	$4,436,439
Akzo Nobel NV	10,908	796,383
BASF SE	80,346	7,069,879
Daicel Corp.	51,000	654,442
Dow Chemical Co. (The)	14,120	722,520
Eastman Chemical Co.	22,750	1,861,405
Johnson Matthey PLC	82,005	3,910,665
Kaneka Corp.	57,000	416,268
Linde AG	16,210	3,072,011
Mitsubishi Gas Chemical Co., Inc.	55,000	307,959
Monsanto Co.	4,840	515,896
Nitto Denko Corp.	39,400	3,235,620
Shin-Etsu Chemical Co., Ltd.	23,600	1,463,457
Showa Denko K.K.	151,000	199,961
Solvay SA	5,637	776,583
Sumitomo Chemical Co., Ltd.	25,000	150,210
Toray Industries, Inc.	59,000	498,708
Tosoh Corp.	173,000	1,074,950

		$31,163,356

Commercial Services & Supplies — 0.3%
SECOM Co., Ltd.	44,800	$2,910,456
Waste Management, Inc.	23,366	1,083,014

		$3,993,470

Security	Shares	Value

Communications Equipment — 2.0%
Cisco Systems, Inc.	473,386	$12,999,180
QUALCOMM, Inc.	200,427	12,552,743

		$25,551,923

Construction & Engineering — 0.2%
Chiyoda Corp.	42,000	$371,738
Ferrovial SA	81,605	1,772,984
JGC Corp.	18,000	339,788

		$2,484,510

Construction Materials — 0.2%
CRH PLC	62,332	$1,757,322
Imerys SA	4,825	370,141
Lafarge SA	4,914	324,899

		$2,452,362

Consumer Finance — 0.3%
American Express Co.	42,280	$3,286,001
Credit Saison Co., Ltd.	12,100	259,069
Navient Corp.	50,603	921,481

		$4,466,551

Containers & Packaging — 0.1%
Sealed Air Corp.	27,433	$1,409,508
Toyo Seikan Kaisha, Ltd.	19,800	317,659

		$1,727,167

Distributors — 0.3%
Genuine Parts Co.	28,642	$2,564,318
LKQ Corp.(1)	53,930	1,631,113

		$4,195,431

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B(1)	16,883	$2,297,945
CME Group, Inc.	4,775	444,362
Deutsche Boerse AG	11,870	983,163
Groupe Bruxelles Lambert SA	4,239	341,819
ING Groep NV(1)	203,360	3,376,867
Investor AB, Class B	56,000	2,087,999
McGraw Hill Financial, Inc.	27,142	2,726,414
Moody’s Corp.	18,539	2,001,470
ORIX Corp.	41,300	613,283

		$14,873,322

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	117,925	$4,188,696
BT Group PLC	454,642	3,219,476
CenturyLink, Inc.	16,972	498,637
Deutsche Telekom AG	220,347	3,798,846
Frontier Communications Corp.	202,013	999,964
Orange SA	55,102	851,565
Proximus SA	25,589	905,516
Telefonica SA	280,183	3,991,316
Verizon Communications, Inc.	151,611	7,066,589

		$25,520,605

Electric Utilities — 0.7%
Acciona SA(1)	8,786	$665,325
Duke Energy Corp.	20,897	1,475,746
Edison International	51,169	2,843,973
Enel SpA	375,898	1,703,680
Fortum Oyj	63,829	1,133,919
Hokkaido Electric Power Co., Inc.(1)	52,600	596,705
Iberdrola SA	72,714	490,932
Pepco Holdings, Inc.	18,841	507,576

		$9,417,856

Electrical Equipment — 0.8%
ABB, Ltd.	292,957	$6,139,886
Fujikura, Ltd.	69,000	385,768
Legrand SA	47,726	2,686,109
Mabuchi Motor Co., Ltd.	10,000	632,524

		$9,844,287

Electronic Equipment, Instruments & Components — 1.1%
Alps Electric Co., Ltd.	123,800	$3,817,928
Corning, Inc.	19,975	394,107
Keyence Corp.	10	5,390
Kyocera Corp.	97,400	5,064,064
OMRON Corp.	16,500	716,731
Taiyo Yuden Co., Ltd.	124,900	1,750,761
TDK Corp.	40,200	3,078,213

		$14,827,194

Energy Equipment & Services — 0.6%
CGG SA(1)	31,600	$177,793
Halliburton Co.	50,931	2,193,598
Schlumberger, Ltd.	50,526	4,354,836
Technip SA	9,124	565,452

		$7,291,679

Security	Shares	Value

Food & Staples Retailing — 1.7%
Carrefour SA	208,600	$6,703,046
CVS Health Corp.	71,786	7,528,916
Kroger Co. (The)	11,879	861,346
Seven & i Holdings Co., Ltd.	59,900	2,571,244
UNY Group Holdings Co., Ltd.	74,700	477,750
Wal-Mart Stores, Inc.	13,122	930,744
Walgreens Boots Alliance, Inc.	42,000	3,546,480

		$22,619,526

Food Products — 3.4%
Campbell Soup Co.	14,087	$671,246
Kraft Foods Group, Inc.	26,742	2,276,814
Mondelez International, Inc., Class A	238,500	9,811,890
Nestle SA	322,714	23,284,009
Nissin Foods Holdings Co., Ltd.	11,700	512,615
Toyo Suisan Kaisha, Ltd.	6,000	218,621
Unilever NV	173,549	7,255,931
Yakult Honsha Co., Ltd.	15,300	906,213

		$44,937,339

Gas Utilities — 0.1%
Gas Natural SDG SA	3,226	$73,253
Snam SpA	175,073	833,176

		$906,429

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	113,910	$5,590,703
Analogic Corp.	10,189	803,912
Halyard Health, Inc.(1)	2,935	118,867
Hologic, Inc.(1)	17,554	668,105
Medtronic PLC	83,281	6,171,122
Olympus Corp.(1)	6,900	238,223
Terumo Corp.	60,500	1,450,803

		$15,041,735

Health Care Providers & Services — 1.1%
DaVita HealthCare Partners, Inc.(1)	17,963	$1,427,520
Express Scripts Holding Co.(1)	30,000	2,668,200
McKesson Corp.	16,774	3,770,963
Team Health Holdings, Inc.(1)	17,059	1,114,464
Tenet Healthcare Corp.(1)	22,112	1,279,843
UnitedHealth Group, Inc.	34,811	4,246,942

		$14,507,932

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.1%
Accor SA	26,214	$1,326,693
Marriott International, Inc., Class A	10,655	792,625
McDonald’s Corp.	47,986	4,562,029
Six Flags Entertainment Corp.	32,001	1,435,245
Yum! Brands, Inc.	68,297	6,152,194

		$14,268,786

Household Durables — 0.3%
Casio Computer Co., Ltd.	63,200	$1,246,602
PulteGroup, Inc.	70,920	1,429,038
Sekisui Chemical Co., Ltd.	61,000	748,838

		$3,424,478

Household Products — 0.9%
Clorox Co. (The)	18,837	$1,959,425
Colgate-Palmolive Co.	7,994	522,887
Henkel AG & Co. KGaA, PFC Shares	18,309	2,054,563
Kimberly-Clark Corp.	21,147	2,240,948
Procter & Gamble Co. (The)	33,567	2,626,282
Reckitt Benckiser Group PLC	20,566	1,773,493
Unicharm Corp.	37,200	883,668

		$12,061,266

Industrial Conglomerates — 1.6%
3M Co.	38,311	$5,911,388
General Electric Co.	93,111	2,473,959
Nisshinbo Holdings, Inc.	109,000	1,218,252
Siemens AG	113,166	11,449,159

		$21,052,758

Insurance — 4.3%
ACE, Ltd.	23,988	$2,439,100
Ageas	22,500	868,124
Allianz SE	69,106	10,777,150
Allstate Corp. (The)	16,927	1,098,055
Assicurazioni Generali SpA	235,416	4,243,084
Cincinnati Financial Corp.	52,936	2,656,328
Delta Lloyd NV	38,000	623,561
Hartford Financial Services Group, Inc.	48,969	2,035,641
Lincoln National Corp.	22,183	1,313,677
Marsh & McLennan Cos., Inc.	70,718	4,009,711
MetLife, Inc.	62,093	3,476,587
MS&AD Insurance Group Holdings, Inc.	37,200	1,157,972
Principal Financial Group, Inc.	44,331	2,273,737
Prudential Financial, Inc.	37,177	3,253,731

Security	Shares	Value

Insurance (continued)
Prudential PLC	349,752	$8,428,860
SCOR SE	63,370	2,240,854
Sony Financial Holdings, Inc.	6,900	120,811
Standard Life PLC	392,564	2,737,363
Swiss Life Holding AG	8,264	1,892,296
T&D Holdings, Inc.	54,600	813,950

		$56,460,592

Internet & Catalog Retail — 2.1%
Amazon.com, Inc.(1)	47,003	$20,403,532
Netflix, Inc.(1)	3,000	1,970,820
Priceline Group, Inc. (The)(1)	3,947	4,544,458
Shutterfly, Inc.(1)	11,804	564,349

		$27,483,159

Internet Software & Services — 4.0%
eBay, Inc.(1)	53,998	$3,252,839
Facebook, Inc., Class A(1)	163,423	14,015,974
Google, Inc., Class A(1)	28,534	15,409,501
Google, Inc., Class C(1)	32,937	17,144,038
LinkedIn Corp., Class A(1)	7,885	1,629,278
United Internet AG	32,975	1,465,575

		$52,917,205

IT Services — 1.6%
Amadeus IT Holding SA, Class A	24,489	$977,606
Atos SE	5,628	420,542
Cap Gemini SA	34,597	3,069,324
Cognizant Technology Solutions Corp., Class A(1)	79,444	4,853,234
Fidelity National Information Services, Inc.	51,873	3,205,751
Indra Sistemas SA	100,870	1,037,351
International Business Machines Corp.	16,239	2,641,436
MasterCard, Inc., Class A	32,320	3,021,274
Nomura Research Institute, Ltd.	6,800	265,906
NTT Data Corp.	21,300	930,185
Obic Co., Ltd.	7,300	325,454
Otsuka Corp.	7,800	364,117

		$21,112,180

Leisure Products — 0.1%
Hasbro, Inc.	21,651	$1,619,278

		$1,619,278

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	13,037	$502,967

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Life Sciences Tools & Services (continued)
PerkinElmer, Inc.	27,425	$1,443,652
Thermo Fisher Scientific, Inc.	17,359	2,252,504

		$4,199,123

Machinery — 1.8%
Dover Corp.	7,424	$521,016
Ebara Corp.	278,000	1,345,271
FANUC Corp.	48,127	9,847,534
IHI Corp.	213,000	991,764
Kawasaki Heavy Industries, Ltd.	107,000	498,747
Komatsu, Ltd.	67,800	1,360,292
Kurita Water Industries, Ltd.	6,200	144,422
Makita Corp.	6,700	362,864
MAN AG	7,139	735,500
NSK, Ltd.	6,000	92,515
Pall Corp.	17,298	2,152,736
Parker-Hannifin Corp.	7,147	831,411
SMC Corp.	1,900	571,746
Snap-on, Inc.	6,143	978,273
Stanley Black & Decker, Inc.	24,657	2,594,903
Trinity Industries, Inc.	26,130	690,616

		$23,719,610

Marine — 0.0%(2)
Kirby Corp.(1)	2,780	$213,115

		$213,115

Media — 3.9%
Cablevision Systems Corp.	25,804	$617,748
CBS Corp., Class B	28,000	1,554,000
Comcast Corp., Class A	287,003	17,260,360
Dentsu, Inc.	26,600	1,376,086
DIRECTV(1)	23,700	2,199,123
Hakuhodo DY Holdings, Inc.	20,900	223,513
IMAX Corp.(1)	13,812	556,209
Interpublic Group of Cos., Inc.	50,333	969,917
Liberty Global PLC, Series C(1)	39,666	2,008,290
Omnicom Group, Inc.	18,166	1,262,355
ProSiebenSat.1 Media AG	27,382	1,352,510
Sky PLC	447,757	7,292,903
Time Warner Cable, Inc.	23,227	4,138,355
Time Warner, Inc.	22,926	2,003,962
Twenty-First Century Fox, Inc., Class A	60,000	1,952,700
Walt Disney Co. (The)	58,917	6,724,786
Wolters Kluwer NV	961	28,603

		$51,521,420

Security	Shares	Value

Metals & Mining — 1.3%
Allegheny Technologies, Inc.	39,299	$1,186,830
BHP Billiton PLC	189,390	3,723,723
Daido Steel Co., Ltd.	85,000	354,066
Dowa Holdings Co., Ltd.	105,000	992,274
Glencore PLC	483,787	1,940,083
JFE Holdings, Inc.	8,400	186,109
Lonmin PLC(1)	5,220	9,190
Mitsubishi Materials Corp.	80,000	307,178
Nucor Corp.	23,673	1,043,269
Rio Tinto PLC	141,107	5,804,150
South32, Ltd.(1)	189,390	255,918
Sumitomo Metal Mining Co., Ltd.	51,000	775,657

		$16,578,447

Multi-Utilities — 1.4%
Centrica PLC	778,444	$3,230,137
CMS Energy Corp.	137,634	4,382,267
Consolidated Edison, Inc.	17,658	1,022,045
Dominion Resources, Inc.	27,793	1,858,518
GDF Suez	244,016	4,543,174
NiSource, Inc.	42,420	1,933,928
Veolia Environnement SA	37,663	771,130

		$17,741,199

Multiline Retail — 1.3%
Isetan Mitsukoshi Holdings, Ltd.	71,332	$1,274,395
Macy’s, Inc.	46,244	3,120,083
Marks & Spencer Group PLC	432,844	3,651,441
Next PLC	41,584	4,867,068
Nordstrom, Inc.	19,173	1,428,388
Target Corp.	34,031	2,777,951

		$17,119,326

Oil, Gas & Consumable Fuels — 4.9%
Anadarko Petroleum Corp.	23,006	$1,795,848
BP PLC	962,053	6,384,832
Chevron Corp.	72,650	7,008,546
ConocoPhillips	31,534	1,936,503
Devon Energy Corp.	8,389	499,062
ENI SpA	230,830	4,099,912
Exxon Mobil Corp.	96,658	8,041,946
Idemitsu Kosan Co., Ltd.	12,400	243,262
Marathon Petroleum Corp.	27,916	1,460,286
Newfield Exploration Co.(1)	11,510	415,741
Phillips 66	36,105	2,908,619

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, Class A	291,192	$8,233,204
Royal Dutch Shell PLC, Class B	234,515	6,676,761
Total SA	199,276	9,774,676
Williams Cos., Inc. (The)	72,642	4,168,924

		$63,648,122

Paper & Forest Products — 0.1%
International Paper Co.	29,828	$1,419,515
OJI Paper Co., Ltd.	95,000	412,853

		$1,832,368

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	25,480	$2,208,097
Kao Corp.	61,054	2,839,435

		$5,047,532

Pharmaceuticals — 8.1%
AbbVie, Inc.	48,532	$3,260,865
Allergan PLC	17,045	5,172,476
Astellas Pharma, Inc.	269,300	3,836,404
AstraZeneca PLC	117,424	7,431,793
Bayer AG	26,130	3,659,246
Chugai Pharmaceutical Co., Ltd.	99,100	3,418,290
Eisai Co., Ltd.	43,946	2,946,342
Eli Lilly & Co.	17,949	1,498,562
GlaxoSmithKline PLC	58,164	1,209,342
Hisamitsu Pharmaceutical Co., Inc.	3,300	128,107
Indivior PLC(1)	25,431	89,871
Johnson & Johnson	60,088	5,856,177
Mallinckrodt PLC(1)	12,675	1,492,101
Merck & Co., Inc.	103,665	5,901,648
Mitsubishi Tanabe Pharma Corp.	10,000	149,818
Novartis AG	218,832	21,524,415
Pfizer, Inc.	109,562	3,673,614
Roche Holding AG PC	75,965	21,299,934
Sanofi	124,447	12,311,523
Takeda Pharmaceutical Co., Ltd.	14,631	706,219
UCB SA	9,177	659,874

		$106,226,621

Professional Services — 0.3%
Equifax, Inc.	15,217	$1,477,419
Experian PLC	29,123	529,700
Intertek Group PLC	7,167	275,571

Security	Shares	Value

Professional Services (continued)
Robert Half International, Inc.	30,884	$1,714,062

		$3,996,752

Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.	17,793	$1,659,909
AvalonBay Communities, Inc.	5,904	943,873
British Land Co. PLC (The)	107,910	1,344,138
Intu Properties PLC	189,600	915,892
Japan Real Estate Investment Corp.	74	335,832
Nippon Building Fund, Inc.	80	350,122
Simon Property Group, Inc.	26,522	4,588,836

		$10,138,602

Real Estate Management & Development — 0.5%
Capital & Counties Properties PLC	189,600	$1,296,196
CBRE Group, Inc., Class A(1)	41,385	1,531,245
Daito Trust Construction Co., Ltd.	6,300	652,020
Heiwa Real Estate Co., Ltd.	40,500	555,231
Nomura Real Estate Holdings, Inc.	27,400	575,089
NTT Urban Development Corp.	44,300	440,025
Sumitomo Realty & Development Co., Ltd.	36,000	1,261,688

		$6,311,494

Road & Rail — 0.7%
Central Japan Railway Co.	5,500	$992,500
CSX Corp.	115,014	3,755,207
East Japan Railway Co.	11,200	1,006,871
Hankyu Hanshin Holdings, Inc.	128	755
Kansas City Southern	15,468	1,410,682
Keio Corp.	76,000	543,616
Ryder System, Inc.	14,154	1,236,635
Tobu Railway Co., Ltd.	135,000	579,889

		$9,526,155

Semiconductors & Semiconductor Equipment — 3.1%
ARM Holdings PLC	320,204	$5,239,778
Cree, Inc.(1)	17,003	442,588
Cypress Semiconductor Corp.(1)	235,860	2,773,714
Intel Corp.	339,510	10,326,197
Marvell Technology Group, Ltd.	164,177	2,164,674
Microchip Technology, Inc.	22,874	1,084,799
NXP Semiconductors NV(1)	54,841	5,385,386
ROHM Co., Ltd.	1,200	80,399
Sumco Corp.	40,300	504,032

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	157,242	$8,099,535
Tokyo Electron, Ltd.	62,400	3,965,960

		$40,067,062

Software — 3.7%
Citrix Systems, Inc.(1)	34,110	$2,393,158
Electronic Arts, Inc.(1)	53,174	3,536,071
Microsoft Corp.	780,840	34,474,086
Oracle Corp.	156,176	6,293,893
salesforce.com, inc.	16,829	1,171,803
Trend Micro, Inc.	14,097	482,211
Verint Systems, Inc.(1)	6,627	402,557

		$48,753,779

Specialty Retail — 2.6%
CarMax, Inc.(1)	5,464	$361,772
Fast Retailing Co., Ltd.	39,600	17,957,452
Gap, Inc. (The)	52,447	2,001,902
Groupe FNAC SA(1)	922	55,485
Home Depot, Inc. (The)	71,465	7,941,906
Lowe’s Companies, Inc.	55,810	3,737,596
Tiffany & Co.	22,083	2,027,219
USS Co., Ltd.	27,200	490,555
Yamada Denki Co., Ltd.	33,200	132,809

		$34,706,696

Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	511,301	$64,129,928
Brother Industries, Ltd.	22,000	311,224
Canon, Inc.	23,800	772,033
Hewlett-Packard Co.	78,955	2,369,440
Konica Minolta, Inc.	66,500	775,068
NEC Corp.	77,000	233,013
Nokia Oyj	235,000	1,601,985

		$70,192,691

Textiles, Apparel & Luxury Goods — 1.3%
Adidas AG	11,824	$904,705
Asics Corp.	20,000	516,664
Christian Dior SE	10,660	2,086,896
Coach, Inc.	16,626	575,426
Hanesbrands, Inc.	32,716	1,090,097
Hermes International	1,333	497,715
Kering SA	7,380	1,319,448
LVMH Moet Hennessy Louis Vuitton SE	15,000	2,637,153

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Michael Kors Holdings, Ltd.(1)	7,651	$322,031
NIKE, Inc., Class B	49,232	5,318,041
Onward Holdings Co., Ltd.	30,000	206,843
Swatch Group, Ltd. (The), Bearer Shares	2,352	916,522

		$16,391,541

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	84,624	$836,085
People’s United Financial, Inc.	28,576	463,217

		$1,299,302

Tobacco — 2.1%
British American Tobacco PLC	243,393	$13,104,888
Imperial Tobacco Group PLC	143,738	6,922,737
Japan Tobacco, Inc.	76,500	2,719,519
Philip Morris International, Inc.	64,219	5,148,437
Reynolds American, Inc.	1,499	111,915

		$28,007,496

Trading Companies & Distributors — 0.5%
Marubeni Corp.	93,000	$533,694
Mitsubishi Corp.	77,500	1,703,760
Sumitomo Corp.	96,700	1,125,531
Wolseley PLC	47,906	3,055,173

		$6,418,158

Transportation Infrastructure — 0.1%
ADP	6,667	$753,109
Kamigumi Co., Ltd.	46,000	431,796

		$1,184,905

Wireless Telecommunication Services — 1.6%
KDDI Corp.	216,300	$5,219,740
SoftBank Corp.	133,598	7,869,321
T-Mobile US, Inc.(1)	10,717	415,498
Vodafone Group PLC	1,962,860	7,160,302

		$20,664,861

Total Common Stocks — 99.5% (identified cost $699,431,833)		$1,305,811,765

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Call Options Written — (0.3)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value

NASDAQ 100 Index	155	$4,520	7/2/15	$(4,262)
NASDAQ 100 Index	155	4,530	7/10/15	(100,750)
NASDAQ 100 Index	145	4,575	7/17/15	(78,300)
NASDAQ 100 Index	160	4,575	7/24/15	(153,600)
S&P 500 Index	510	2,125	7/2/15	(7,650)
S&P 500 Index	495	2,130	7/10/15	(63,113)
S&P 500 Index	465	2,145	7/17/15	(55,800)
S&P 500 Index	520	2,135	7/24/15	(174,200)

				$(637,675)

Over-the-Counter Options — (0.2)%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	Barclays Bank PLC	14,900	EUR	3,625	7/24/15	$(560,925)
Dow Jones Euro Stoxx 50 Index	Citibank, N.A.	14,550	EUR	3,550	7/17/15	(709,859)
Dow Jones Euro Stoxx 50 Index	Credit Suisse International	13,550	EUR	3,600	7/2/15	(16,646)
Dow Jones Euro Stoxx 50 Index	Deutsche Bank AG	14,700	EUR	3,550	7/10/15	(487,804)
FTSE 100 Index	Barclays Bank PLC	6,850	GBP	6,850	7/17/15	(68,891)
FTSE 100 Index	Citibank, N.A.	6,950	GBP	6,825	7/17/15	(93,920)
Nikkei 225 Index	Citibank, N.A.	200,000	JPY	20,375	7/17/15	(453,121)
Nikkei 225 Index	Deutsche Bank AG	200,000	JPY	20,625	7/10/15	(178,368)
Nikkei 225 Index	Societe Generale	195,000	JPY	21,125	7/24/15	(141,766)
SMI Index	Citibank, N.A.	2,850	CHF	9,150	7/17/15	(108,271)
SMI Index	Deutsche Bank AG	2,950	CHF	9,100	7/17/15	(144,982)

						$(2,964,553)

Total Call Options Written (premiums received $10,575,085)						$(3,602,228)

Other Assets, Less Liabilities — 0.8%						$10,746,478

Net Assets — 100.0%						$1,312,956,015

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	–	Participation Certificate
PFC Shares	–	Preference Shares

CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound Sterling
JPY	–	Japanese Yen

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	55.0%	$718,256,467
Japan	11.6	151,205,543
United Kingdom	11.3	147,715,141
Switzerland	6.2	80,556,191
France	5.7	74,447,136
Germany	5.0	65,298,619
Spain	1.8	23,997,820
Italy	1.3	17,543,455
Netherlands	1.0	12,589,481
Belgium	0.4	5,075,156
Finland	0.2	2,735,904
Denmark	0.2	2,289,613
Sweden	0.2	2,087,999
Ireland	0.1	1,757,322
Australia	0.0 (1)	255,918

Total Investments	100.0%	$1,305,811,765

(1)	Amount is less than 0.05%.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Investments, at value (identified cost, $699,431,833)	$1,305,811,765
Cash	5,600,630
Foreign currency, at value (identified cost, $1,349,675)	1,352,079
Dividends receivable	1,589,639
Receivable for investments sold	60,368
Receivable for premiums on written options	706,915
Tax reclaims receivable	2,651,920
Total assets	$1,317,773,316

Liabilities
Written options outstanding, at value (premiums received, $10,575,085)	$3,602,228
Payable to affiliates:
Investment adviser fee	1,100,379
Trustees’ fees	15,918
Accrued expenses	98,776
Total liabilities	$4,817,301
Net Assets	$1,312,956,015

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 106,442,735 shares issued and outstanding	$1,064,427
Additional paid-in capital	804,560,038
Accumulated net realized loss	(54,330,003)
Accumulated distributions in excess of net investment income	(51,617,619)
Net unrealized appreciation	613,279,172
Net Assets	$1,312,956,015

Net Asset Value
($1,312,956,015 ÷ 106,442,735 common shares issued and outstanding)	$12.33

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Dividends (net of foreign taxes, $1,248,303)	$21,898,967
Other income	268,752
Total investment income	$22,167,719

Expenses
Investment adviser fee	$6,583,755
Trustees’ fees and expenses	31,847
Custodian fee	197,513
Transfer and dividend disbursing agent fees	9,184
Legal and accounting services	34,860
Printing and postage	223,797
Miscellaneous	80,805
Total expenses	$7,161,761
Deduct —
Reduction of custodian fee	$837
Total expense reductions	$837

Net expenses	$7,160,924

Net investment income	$15,006,795

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$29,059,643
Written options	(2,454,191)
Foreign currency transactions	71,405
Net realized gain	$26,676,857
Change in unrealized appreciation (depreciation) —
Investments	$20,701,726
Written options	4,522,758
Foreign currency	112,448
Net change in unrealized appreciation (depreciation)	$25,336,932

Net realized and unrealized gain	$52,013,789

Net increase in net assets from operations	$67,020,584

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment income	$15,006,795	$24,804,497
Net realized gain from investment transactions, written options and foreign currency transactions	26,676,857	33,944,372
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	25,336,932	(23,965,209)
Net increase in net assets from operations	$67,020,584	$34,783,660
Distributions to shareholders —
From net investment income	$(62,141,269)*	$(25,686,293)
Tax return of capital	—	(98,596,245)
Total distributions	$(62,141,269)	$(124,282,538)

Net increase (decrease) in net assets	$4,879,315	$(89,498,878)

Net Assets
At beginning of period	$1,308,076,700	$1,397,575,578
At end of period	$1,312,956,015	$1,308,076,700

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(51,617,619)	$(4,483,145)

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Financial Highlights

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$12.290		$13.130	$12.370	$12.220	$13.320	$13.840

Income (Loss) From Operations
Net investment income(1)	$0.141	(2)	$0.233	$0.173	$0.223	$0.198	$0.160
Net realized and unrealized gain (loss)	0.483		0.095	1.754	1.084	(0.088)	0.792

Total income from operations	$0.624		$0.328	$1.927	$1.307	$0.110	$0.952

Less Distributions
From net investment income	$(0.584	)*	$(0.242)	$(0.189)	$(0.233)	$(0.194)	$(0.167)
From net realized gain	—		—	—	—	—	(0.019)
Tax return of capital	—		(0.926)	(0.979)	(0.935)	(1.016)	(1.286)

Total distributions	$(0.584)		$(1.168)	$(1.168)	$(1.168)	$(1.210)	$(1.472)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$—	$0.001	$0.011	$—	$—

Net asset value — End of period	$12.330		$12.290	$13.130	$12.370	$12.220	$13.320

Market value — End of period	$11.810		$11.020	$12.100	$10.690	$10.280	$12.250

Total Investment Return on Net Asset Value(3)	5.44	%(4)	2.97%	17.46%	12.46%	2.21%	8.24%

Total Investment Return on Market Value(3)	12.54	%(4)	0.19%	25.26%	15.53%	(6.50)%	(0.81)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,312,956		$1,308,077	$1,397,576	$1,317,270	$1,309,944	$1,427,841
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.09	%(6)	1.10%	1.10%	1.08%	1.08%	1.09%
Net investment income	2.28	%(2)(6)	1.80%	1.37%	1.77%	1.53%	1.23%
Portfolio Turnover	2	%(4)	2%	2%	5%	17%	12%

(1)	Computed using average shares outstanding.

(2)	Net investment income per share reflects special dividends which amounted to $0.026 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.86%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended June 30, 2015, the Fund recorded income of $268,752 for previously withheld dividend taxes from Finland of which $212,958, including interest thereon, was received and $55,794 is unpaid. Such amounts are reflected as other income on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

18

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

Subject to its Managed Distribution Plan, the Fund makes monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended June 30, 2015, the amount of distributions estimated to be a tax return of capital was approximately $54,308,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

At December 31, 2014, the Fund, for federal income tax purposes, had deferred capital losses of $77,088,473 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2014, $77,088,473 are short-term.

Additionally, at December 31, 2014, the Fund had a late year ordinary loss of $465,953, related to certain specified losses realized after October 31, 2014, which it has elected to defer to the following taxable year pursuant to income tax regulations.

19

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$704,374,868

Gross unrealized appreciation	$626,943,417
Gross unrealized depreciation	(25,506,520)

Net unrealized appreciation	$601,436,897

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. For the six months ended June 30, 2015, the Fund’s investment adviser fee amounted to $6,583,755. Pursuant to a sub-advisory agreement, EVM has delegated a portion of the investment management to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $23,831,930 and $74,174,951, respectively, for the six months ended June 30, 2015.

5  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended June 30, 2015 and the year ended December 31, 2014.

On September 30, 2013, the Board of Trustees of the Fund approved the continuation of the Fund’s share repurchase program that has been in effect since August 6, 2012. Pursuant to the terms of the reauthorization of the program, the Fund may repurchase up to 10% of its common shares outstanding as of September 30, 2013 in open market transactions at a discount to net asset value (NAV). The terms of the reauthorization increased the number of shares available for repurchase. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended June 30, 2015 and the year ended December 31, 2014.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at June 30, 2015 is included in the Portfolio of Investments.

20

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

Written options activity for the six months ended June 30, 2015 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	961,565	$10,245,680
Options written	5,252,145	65,874,186
Options terminated in closing purchase transactions	(3,591,080)	(33,044,149)
Options expired	(1,947,725)	(32,500,632)

Outstanding, end of period	674,905	$10,575,085

All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchange-traded options. At June 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

The Fund enters into over-the-counter written options that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $2,964,553. At June 30, 2015, there were no assets pledged by the Fund for such liability.

The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

21

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Written options	$—	$(3,602,228	)(1)

Derivatives not subject to master netting or similar agreements	$—	$(637,675)

Total Derivatives subject to master netting or similar agreements	$—	$(2,964,553)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of June 30, 2015.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Barclays Bank PLC	$(629,816)	$—	$—	$—	$(629,816)
Citibank, N.A.	(1,365,171)	—	—	—	(1,365,171)
Credit Suisse International	(16,646)	—	—	—	(16,646)
Deutsche Bank AG	(811,154)	—	—	—	(811,154)
Societe Generale	(141,766)	—	—	—	(141,766)

	$(2,964,553)	$—	$—	$—	$(2,964,553)

(a)	In some instances, the actual collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Written options	$(2,454,191	)(1)	$4,522,758	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

22

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$124,016,146	$77,392,795	$—	$201,408,941
Consumer Staples	55,394,683	77,871,502	—	133,266,185
Energy	34,783,909	36,155,892	—	70,939,801
Financials	80,092,623	114,622,179	—	194,714,802
Health Care	107,581,977	81,060,204	—	188,642,181
Industrials	45,816,512	69,596,659	—	115,413,171
Information Technology	236,167,184	37,254,850	—	273,422,034
Materials	12,851,300	40,902,400	—	53,753,700
Telecommunication Services	13,169,384	33,016,082	—	46,185,466
Utilities	14,024,053	14,041,431	—	28,065,484

Total Common Stocks	$723,897,771	$581,913,994 *	$—	$1,305,811,765

Total Investments	$723,897,771	$581,913,994	$—	$1,305,811,765

Liability Description
Call Options Written	$(637,675)	$(2,964,553)	$—	$(3,602,228)

Total	$(637,675)	$(2,964,553)	$—	$(3,602,228)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

9  Legal Proceedings

In November 2010, the Fund was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This action is now part of a multi-district litigation proceeding in the Southern District of New York. The motion to dismiss was granted, and the plaintiff appealed. A decision on the appeal is expected in 2015. The value of the proceeds received by the Fund is approximately $891,000 (equal to 0.07% of net assets at June 30, 2015).

The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Fund as incurred.

23

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on April 23, 2015. The following action was taken by the shareholders:

Item 1:  The election of Scott E. Eston, Thomas E. Faust Jr. and Cynthia E. Frost as Class I Trustees of the Fund for a three-year term expiring in 2018.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld
Scott E. Eston	95,379,539	1,406,449
Thomas E. Faust Jr.	95,325,858	1,460,130
Cynthia E. Frost	95,259,335	1,526,653

24

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating its activities in implementing the Fund’s investment strategy. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on one or more U.S. and foreign indices. The Board considered that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

26

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2014 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

27

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2015

Officers and Trustees

Officers of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

Michael A. Allison

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of June 30, 2015, Fund records indicate that there are 33 registered shareholders and approximately 57,901 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is ETW.

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

29

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7746    6.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Eaton Vance Management (“EVM” or “Eaton Vance”) is the investment adviser to the Fund. EVM has engaged its affiliate, Parametric Portfolio Associates LLC (“Parametric”), as a sub-adviser to the Fund responsible for structuring and managing the Fund’s common stock portfolio, including tax-loss harvesting and other tax-management techniques.

Michael A. Allison and other EVM investment professionals comprise the investment team responsible for managing the Fund’s overall investment program, providing the sub-advisers with research support and supervising the performance of the sub-advisers. Mr. Allison is the portfolio manager responsible for the day-to-day management of EVM’s responsibilities with respect to the Fund’s investment portfolio. Mr. Allison has been an EVM portfolio manager since 2006, is a member of EVM’s Equity Strategy Committee and is a Vice President of EVM.

Thomas Seto is the Parametric portfolio manager responsible for the day-to-day management of the Fund’s common stock portfolio. Mr. Seto is the Head of Investment Management at Parametric’s Seattle Investment Center and has been an EVM portfolio manager since 2007.

The following table shows, as of June 30, 2015, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts		Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Michael A. Allison

Registered Investment Companies	14	$24,982.7		0	$0
Other Pooled Investment Vehicles	14	$10,133.9	(1)	0	$0
Other Accounts	0	$0		0	$0

Thomas C. Seto

Registered Investment Companies	24	$17,444.0	(2)	0	$0
Other Pooled Investment Vehicles	9	$4,230.8		0	$0
Other Accounts	10,940	$51,256.4	(3)	2	$1,151.3

(1)	Certain of these “Other Pooled Investment Vehicles” invest a substantial portion of their assets either in a registered investment company or in a separate pooled investment vehicle managed by this portfolio manager or another Eaton Vance portfolio manager.
(2)	This portfolio manager provides investment advice with respect to only a portion of the total assets of certain of these accounts. Only the assets allocated to this portfolio manager as of the Fund’s most recent fiscal year end are reflected in the table.
(3)	For “Other Accounts” that are part of a wrap account program, the number of accounts cited includes the number of sponsors for which the portfolio manager provides management services rather than the number of individual customer accounts within each wrap account program.

The following table shows the dollar range of Fund shares beneficially by each portfolio manager as of June 30, 2015.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund
Michael A. Allison	None
Thomas C. Seto	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between a Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate EVM or the sub-adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM and the sub-adviser have adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern EVM’s and the sub-adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Compensation Structure for Parametric

Compensation of Parametric portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) a cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC nonvoting common stock, restricted shares of EVC nonvoting common stock and, for certain individuals, grants of profit participation interests in Parametric. Parametric investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Parametric employees. Compensation of Parametric investment professionals is reviewed primarily on an annual basis. Stock-based compensation awards and adjustments in base salary and bonus are typically paid and/or put into effect at or shortly after fiscal year-end.

Method to Determine Compensation. Parametric seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The performance of portfolio managers is evaluated primarily based on success in achieving portfolio objectives for managed funds and accounts. The compensation of portfolio managers with other job responsibilities (such as product development) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Parametric and EVC, its parent company. Cash bonuses available overall are determined based on a target percentage of Parametric profits. While the salaries of Parametric portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in financial performance and other factors.

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.
(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	August 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 12, 2015

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	August 12, 2015